BORROWINGS - Short term borrowings (Details) - CNY (¥)	1 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Jul. 31, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Mar. 31, 2022
China Merchants Bank Co., Ltd
Short-term debt
Amount borrowed										¥ 20,100,000	¥ 9,900,000
Term of the debt										1 year	1 year
Interest rate (as a percent)										3.70%	3.90%
Borrowings from Bank of Jiangsu Co., Ltd
Short-term debt
Amount borrowed									¥ 20,000,000
Term of the debt									1 year
Interest rate (as a percent)									3.70%
China Construction Bank Corporation
Short-term debt
Amount borrowed		¥ 20,000,000		¥ 20,000,000				¥ 25,000,000
Term of the debt		1 year		1 year				1 year
Interest rate (as a percent)		3.50%		3.50%				3.65%
Borrowings from Bank of Ningbo Co., Ltd
Short-term debt
Amount borrowed			¥ 15,000,000		¥ 10,000,000		¥ 10,000,000
Term of the debt			1 year		1 year		1 year
Interest rate (as a percent)			3.80%		3.85%		3.90%
China Everbright Bank Corporation
Short-term debt
Amount borrowed						¥ 10,000,000
Term of the debt						1 year
Interest rate (as a percent)						3.80%
China Zheshang Bank Co., Ltd
Short-term debt
Amount borrowed	¥ 10,000,000
Term of the debt	1 year
Interest rate (as a percent)	2.95%